Consolidated Statement of Changes in Equity (Parenthetical) $ in Millions		6 Months Ended
	Dec. 31, 2018 USD ($)	Jun. 30, 2019 SFr / shares	Jun. 30, 2018 SFr / shares
Ordinary cash dividends paid, ordinary shares per share | SFr / shares		SFr 0.7	SFr 0.65
Effect of adoption of IFRIC 23	$ (11)
Retained earnings
Effect of adoption of IFRIC 23	(11)
Total equity attributable to shareholders
Effect of adoption of IFRIC 23	$ (11)